Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
	2014	2015	2016
A	29%	31%	30%
B	26%	26%	28%
C	14%	13%	14%
D	18%	18%	19%
Total	87%	88%	91%